1875 K Street, NW Washington, DC 20006

Tel: 202 303 1000 Fax: 202 303 2000
June 12, 2008
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	The Gabelli Utility Trust Securities Act File No. 333-149415
Investment Company Act File No. 811-09243
Ladies and Gentlemen:
     On behalf of The Gabelli Utility Trust (the “Fund”), pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, we hereby file via EDGAR transmission Pre-Effective Amendment No. 2 to the Fund’s Registration Statement on Form N-2.
     Any questions or comments concerning this filing should be directed to the undersigned at (202) 303-1000.

Very truly yours,
/s/ David Joire
David Joire
Enclosures

cc:	Bruce N. Alpert, The Gabelli Utility Trust
Agnes Mullady, The Gabelli Utility Trust
Rose F. DiMartino, Esq., Willkie Farr & Gallagher LLP
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